Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Fixed	€ 6,585	€ 6,585
Variable - immediate payment in cash	3,387	3,130
Variable - immediate payment in instruments	3,387	3,130
Deferred variable in cash	1,693	1,877
Deferred variable in instruments	1,694	1,879
Total	16,746	16,601
Pension contribution	2,461	2,444
Other remuneration	5,001	5,815
Total	29,462	30,214
Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	1,047	1,240
Ana Botín
Disclosure of transactions between related parties [line items]
Fixed	3,435
Variable - immediate payment in cash	2,003
Variable - immediate payment in instruments	2,003
Deferred variable in cash	1,001
Deferred variable in instruments	1,002
Total	9,444
Pension contribution	1,341
Other remuneration	843
Total	11,977	12,127
Ana Botín | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Héctor Grisi
Disclosure of transactions between related parties [line items]
Fixed	3,150
Variable - immediate payment in cash	1,384
Variable - immediate payment in instruments	1,384
Deferred variable in cash	692
Deferred variable in instruments	692
Total	7,302
Pension contribution	1,120
Other remuneration	718
Total	9,489	9,137
Héctor Grisi | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	2,440
Total	2,887	3,698
José Antonio Álvarez | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	67
Glenn Hutchins
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	700	700
Glenn Hutchins | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	78
Homaira Akbari
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	284	285
Homaira Akbari | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	81
Javier Botín
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	137	144
Javier Botín | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	36
Sol Daurella
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	314	292
Sol Daurella | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	75
Henrique de Castro
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	283	300
Henrique de Castro | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	80
Gina Díez
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	222	225
Gina Díez | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	63
Luis Isasi
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	1,000
Total	1,423	1,440
Luis Isasi | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	74
Belén Romana
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	581	599
Belén Romana | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	107
Pamela Walkden
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	383	381
Pamela Walkden | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	93
Germán de la Fuente
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	344	338
Germán de la Fuente | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	83
Carlos Barrabés
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	259	128
Carlos Barrabés | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	71
Antonio Weiss
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	180	72
Antonio Weiss | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	50
Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	0	78
Bruce Carnegie Brown | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Ramiro Mato
Disclosure of transactions between related parties [line items]
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	0	271
Ramiro Mato | Attendance Fees And Commissions
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Board of directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	1,857	1,791
Board of directors | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	132
Compensation received , life and health insurance contribution	678
Compensation received for having waived the death and disability policy	12
Board of directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	412
Board of directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Luis Isasi | Santander Spain
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	1,000
Board of directors | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Board of directors | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Board of directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	875	933
Executive committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	175
Executive committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	175
Executive committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	175
Executive committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	175
Executive committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	175
Executive committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Executive committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	292	306
Audit committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Audit committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Audit committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Audit committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Audit committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	116
Audit committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Audit committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	196	183
Nomination committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Nomination committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Nomination committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Nomination committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	80
Nomination committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Nomination committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Nomination committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	196	168
Remuneration committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	80
Remuneration committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Remuneration committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Remuneration committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Remuneration committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Remuneration committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Remuneration committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	292	263
Risk supervision, regulation and compliance oversight committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Risk supervision, regulation and compliance oversight committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Risk supervision, regulation and compliance oversight committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Risk supervision, regulation and compliance oversight committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	116
Risk supervision, regulation and compliance oversight committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	44
Risk supervision, regulation and compliance oversight committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Risk supervision, regulation and compliance oversight committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	196	190
Responsible banking, sustainability and culture committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Responsible banking, sustainability and culture committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	80
Responsible banking, sustainability and culture committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Responsible banking, sustainability and culture committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Responsible banking, sustainability and culture committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Responsible banking, sustainability and culture committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Responsible banking, sustainability and culture committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	304	€ 280
Innovation and technology committee | Ana Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Héctor Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Key management personnel compensation	101
Innovation and technology committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Javier Botín
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Gina Díez
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Belén Romana
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Key management personnel compensation	29
Innovation and technology committee | Antonio Weiss
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Key management personnel compensation	0
Innovation and technology committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 0